Northern Lights Fund Trust

Bandon Isolated Alpha Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for Bandon Isolated Alpha Fixed Income Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 7, 2014, (SEC Accession No. 0000910472-14-000429).